SIGNIFICANT ACCOUNTING POLICIES - Adoption of New Accounting Standards (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase to accumulated deficit (less than)	$ 34	$ (605)	$ (1,136)	$ (2,815)
Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase to accumulated deficit (less than)	$ 8,961	$ 8,013	7,452	$ 5,664
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase to accumulated deficit (less than)			1
Cumulative Effect, Period of Adoption, Adjustment | Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase to accumulated deficit (less than)			$ 1